Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary Of Major Commitments With Local Financial Institutions

As at December 31, 2018, major commitments with local financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,697,000	—
Commercial papers	NH Investment & Securities Co., Ltd.	KRW	300,000	300,000
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	3,948
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	KRW	495,560	70,759
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	960
Loans for working capital	Korea Development Bank and others	KRW	254,300	158,000
Facility loans	Shinhan Bank and others	KRW	10,123	8,406
	Kookmin Bank and others	USD	212,000	127,024
Facility loans on ships	Shinhan Bank	USD	9,000	9,000
Export L/C	Shinhan Bank	USD	—	1,156
Derivatives transaction limit	Korea Development Bank	KRW	100,000	64,622
FX forward trading commitment	Shinhan Bank	USD	11,500	—

Total		KRW	2,944,683	606,695
		USD	232,500	137,180

Summary of Guarantees Received from Financial Institutions

As at December 31, 2018, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency		Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW		299,689
		USD		1,200
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD		5,980
Guarantee for payment in Korean currency	Shinhan Bank and others	KRW		5
Guarantee for payment in foreign currency	KEB Hana and others	USD		51,766
		PLN	[1]	23,000
Comprehensive credit line	KEB Hana Bank and others	KRW		40,000
Comprehensive credit line	KEB Hana Bank	USD		10,000
Bid guarantee	KEB Hana Bank	USD		400
Bid guarantee		KRW		58,992
Performance guarantee /Warranty Guarantee	Korea Software Financial Cooperative and others	KRW		376,420
Guarantee for advances received/others		KRW		124,901
Bid guarantee		KRW		350
Warranty guarantee		KRW		1,037
Guarantees for licensing		KRW		4,070
Performance guarantee/Warranty Guarantee	Seoul Guarantee Insurance	KRW		996
Guarantee for public sale		KRW		120
Guarantee for deposits		KRW		3,525

Total		KRW		910,105
		USD		69,346
		PLN	[1]	23,000

1	Polish Zloty.

Summary Of Guarantees Provided By The Group For Third Parties

As at December 31, 2018, guarantees provided by the Group to a third party, are as follows:

(In millions of Korean won and thousands of foreign currencies)	Subject to payment guarantees	Creditor	Currency	Limit	Used amount	Period
KT Estate Inc.	Busan Gaya Centreville Buyers	Shinhan Bank	KRW	4,854	2,503	Nov 10, 2017 ~Oct. 31, 2020
KT Estate Inc.	Daegu Beomeo-Crossroads SeohanIDaum Buyers	Shinhan Bank	KRW	8,172	4,271	Oct 29, 2017 ~Nov. 30, 2020
KT Hitel Co., Ltd.	Shinhan Bank	Cash payers	KRW	538	—	Apr 19, 2018 ~Apr 19, 2019
KT Hitel Co., Ltd.	Korea Software Financial Cooperative	Yonsei University and others	KRW	34,715	1,616	Oct 22, 2018 ~Oct 22, 2021
BC Card Co., Ltd	PT BCcard Asia Pacific	Shinhan Bank, Indonesia	IDR	8,000,000	8,000,000	Sep 18, 2018 ~Sep 17, 2019